                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                                                    NBAMT0201295

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Partners Portfolio

   1995 was a splendid year of total return gains for AMT Partners Portfolio, fostered by extraordinary appreciation in the domestic equities markets and, consequently, a majority of our holdings. Declining interest rates and low inflation, coupled with slow but steady economic growth, provided an ideal medium for stocks to rise nearly unhindered all year long.
   The Portfolio kept broad exposure to the bull market, and found investments in many industry types and market capitalizations. Financial and industrial cyclical stocks kept a large presence in the Portfolio, where numerous high-quality value stocks were found. These, plus a number of technology and health care stocks, wended their way to new highs as the equity markets reached one record after another.
   On a stock-by-stock basis, we were pleased by most of our individual holdings. Financial stocks were selling at deep discounts after being routed by a disappointing environment of high interest rates in 1994. Seeing strong intrinsic value and an overdue rebound lying beneath certain tarnished finance stocks, we increased our position in Progressive Corporation, a leading underwriter of property and casualty insurance, in 1995's first half. The company extended its superb long-term earnings growth record and its share price rose from $35 to almost $49, or roughly 40%, during the year.
   One of our holdings from the health care arena, Columbia/HCA Healthcare, was well positioned to take advantage of the consolidation in the nation's health care delivery systems in early 1995 (following legislative proposals that had derailed many a health care stock). The company aggressively expanded its market presence through joint ventures and acquisitions, and its share price bounded back from the high $30s in the first quarter of 1995 to over $50 by year's end.
   Technology stocks contributed greatly to the Portfolio's performance, and will be remembered as one of the hottest sectors of 1995. Though they gave up some ground since mid-October as investors grew worried about high valuations and opted to lock in some profits, we managed to cash in on some of our computer positions shortly beforehand. Advanced Micro Devices underperformed through much of 1995, remaining flat during the rally due to weakness in the 486 processor market and hype surrounding a possible merger with NexGen. On the other hand, Texas Instruments proved to be a hidden gem amidst the technology frenzy, another position built up throughout the early stages of the 1995 bull run; even after doubling from approximately $40 to $80 per share during part of the year, Texas Instruments remained relatively ignored, selling at below-market multiples.
   Certain cyclical stocks turned in mixed results in 1995. Paper concerns such as Georgia-Pacific suffered abrupt short-term weakness in the fourth quarter, just after a tandem climb with the commodity's price. Of course, short-term weaknesses are where we find, and add, new values. While we missed much of the move in Scott Paper, its purchase price after merger plans were announced with Kimberly-Clark still proved favorable, as more analysts realized the stepped-up earnings power of the combined entity. One of our best "sells" of the year was Burlington Northern Santa Fe, the nation's largest railroad operator. Bought late in 1994 in the high $40s, it was sold in the low $70s about a year later -- appreciating more than 50% along the way.
   We have taken a new position in Crown Cork & Seal. It is a prosaic, mundane industrial goods concern (the name says it all) which was traded down from a high of $50 to the low $30s due to disappointing near-term earnings and confusion over merger plans with Carnaval/Metalbox, the largest European container company. We initially purchased the stock in the low $40s and bought more on signs of weakness -- believing that the combined earnings power would justify a significantly higher share price within two years.
   Our Crown Cork & Seal selection says a lot about our overall approach. First of all, we think we have taken to Crown Cork at an attractive price -- BEFORE the perceived turnaround. Price entry points are critical in this historically very high market environment, and we are always disciplined about what we pay for growth. To uncover the Crown Cork story, we didn't just rely on available Wall Street research. We met with management to understand both the current problems and the long term prospects. Finally, we always look for managers who behave like owners -- that was the case at Crown Cork.
   What's next? Bull or Bear? It does not matter in our strategy. We will continue to pursue a "bottom-up" technique, instead of focusing on broad sectors or trends.
   Potential and existing holdings will be examined (and re-examined) one at a time. Careful scrutiny of earnings, a good balance sheet, a high return on equity, solid management, and future growth prospects remain the foundation of our approach. We will continue to report to you periodically about the AMT Partners Portfolio, and we appreciate your support.

Michael Kassen                 Robert Gendelman
PORTFOLIO CO-MANAGER           PORTFOLIO CO-MANAGER
AMT Partners Investments       AMT Partners Investments

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of AMT Partners Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Partners Portfolio

            EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN*
                               PARTNERS PORTFOLIO   S&P "500"
1 Year                               +36.47%         +37.45%
Life of Fund                         +17.54%         +20.13%

AVERAGE ANNUAL TOTAL RETURN*
                               PARTNERS PORTFOLIO   S&P "500"
3/22/1994                           $10,000         $10,000
12/31/1994                            9,770          10,085
12/31/1995                           13,333          13,861

   Life of Partners Portfolio is from 3/22/94.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                               December 31,
                                                                   1995
                                                              --------------
ASSETS
      Investment in Series, at value (Note A)                 $ 142,403,069
      Receivable for Trust shares sold                           65,190,851
      Deferred organization costs (Note A)                            9,063
                                                              --------------
                                                                207,602,983
                                                              --------------
LIABILITIES
      Payable to administrator (Note B)                              34,093
      Payable for Trust shares redeemed                                   8
      Accrued expenses                                               27,050
                                                              --------------
                                                                     61,151
                                                              --------------
NET ASSETS at value                                           $ 207,541,832
                                                              --------------
NET ASSETS consist of:
      Par value                                               $      15,687
      Paid-in capital in excess of par value                    191,779,282
      Accumulated undistributed net investment income               600,049
      Accumulated net realized gains on investment                9,230,295
      Net unrealized appreciation in value of investment          5,916,519
                                                              --------------
NET ASSETS at value                                           $ 207,541,832
                                                              --------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)             15,687,308
                                                              --------------
NET ASSET VALUE, offering and redemption price per share             $13.23
                                                              --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                 For the
                                                                   Year
                                                                  Ended
                                                               December 31,
                                                                   1995
                                                              --------------
INVESTMENT INCOME
    Income:
      Interest                                                $      70,769
      Dividends                                                      65,627
      Investment income from Series (Note A)                      1,142,059
                                                              --------------
        Total investment income                                   1,278,455
                                                              --------------
    Expenses:
      Investment advisory fee (Note B)                               37,715
      Administration fee (Note B)                                   170,462
      Shareholder reports                                            42,148
      Custodian fees                                                 20,545
      Legal fees                                                     11,305
      Registration and filing fees                                    3,163
      Amortization of deferred organization and initial
       offering expenses (Note A)                                     2,810
      Distribution fees (Note B)                                      2,408
      Trustees' fees and expenses                                     1,692
      Auditing fees                                                   1,620
      Insurance expense                                                  26
      Miscellaneous                                                     746
      Expenses from Series (Note A)                                 382,432
                                                              --------------
        Total expenses                                              677,072
                                                              --------------
        Net investment income                                       601,383
                                                              --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                                930,817
    Net realized gain on investments from Series (Note A)         8,299,593
    Change in net unrealized appreciation (depreciation) of
     investments                                                  1,009,738
    Net unrealized appreciation of investments from Series
     (Note A)                                                     5,075,724
                                                              --------------
        Net gain on investments                                  15,315,872
                                                              --------------
        Net increase in net assets resulting from operations  $  15,917,255
                                                              --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                            Period from
                                                           March 22, 1994
                                                           (Commencement
                                               Year        of Operations)
                                              Ended              to
                                           December 31,     December 31,
                                               1995             1994
                                          -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $     601,383    $      12,658
    Net realized gain on investments
     sold (Note A)                            9,230,410           97,828
    Change in net unrealized
     appreciation (depreciation) of
     investments (Note A)                     6,085,462         (168,943)
                                          -------------------------------
    Net increase (decrease) in net
     assets resulting from operations        15,917,255          (58,457)
                                          -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (13,992)              --
    Net realized gain on investments            (97,943)              --
                                          -------------------------------
    Total distributions to shareholders        (111,935)              --
                                          -------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               206,877,990       11,561,691
    Proceeds from reinvestment of
     dividends and distributions                111,935               --
    Payments for shares redeemed            (24,631,916)      (2,124,731)
                                          -------------------------------
    Net increase from Trust share
     transactions                           182,358,009        9,436,960
                                          -------------------------------
NET INCREASE IN NET ASSETS                  198,163,329        9,378,503
NET ASSETS:
    Beginning of year                         9,378,503               --
                                          -------------------------------
    End of year                           $ 207,541,832    $   9,378,503
                                          -------------------------------
    Accumulated undistributed net
     investment income at end of year     $     600,049    $      12,658
                                          -------------------------------
NUMBER OF TRUST SHARES:
    Sold                                     16,798,321        1,174,997
    Issued on reinvestment of dividends
     and distributions                           10,910               --
    Redeemed                                 (2,082,241)        (214,679)
                                          -------------------------------
    Net increase in shares outstanding       14,726,990          960,318
                                          -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: Partners Portfolio (the "Fund") is a separate series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The predecessor of the Fund had no operations until March 22, 1994, other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the AMT Partners Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in the Series of Advisers Managers Trust are valued by Advisers Managers Trust as indicated in the notes following the Series' schedule of investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Partners Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $9,063.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series. (See Note B of Notes to Financial Statements of the Series.) Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .70% of the first $250 million of its average daily net assets, .675% of the next $250 million, .65% of the next $250 million, .625% of the next $250 million, and
 .60% of its average daily net assets in excess of $1 billion.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. For the period ended April 30, 1995, the Fund paid $2,408 for such expense. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the compensation of Management under the Administration Agreement and the Series' Management Agreement, interest, taxes, brokerage commissions, extraordinary expenses, transaction costs, and any payments to Management pursuant to the
Plan) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1995, no reimbursement to the Fund or its predecessor was required.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Partners Portfolio

   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from May 1, 1995 to December 31, 1995, additions and reductions to the Fund's investment in its Series amounted to $110,846,763 and $14,612,936, respectively.

NOTE D -- SECURITIES TRANSACTIONS:
   Prior to conversion, there were purchase and sale transactions (excluding short-term securities) of $26,792,177 and $10,934,980, respectively, during the period from January 1, 1995 to April 30, 1995. Transactions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.
   Prior to conversion, there were brokerage commissions on securities transactions paid to Neuberger and other brokers of $64,356 and $2,796, respectively, during the period from January 1, 1995 to April 30, 1995. Brokerage commissions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial
Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                           PERIOD FROM
                                                                             YEAR           MARCH 22,
                                                                            ENDED          1994(3) TO
                                                                         DECEMBER 31,     DECEMBER 31,
                                                                           1995(2)            1994
                                                                        --------------------------------
Net Asset Value, Beginning of Year                                            $  9.77          $ 10.00
                                                                        --------------------------------
Income From Investment Operations
    Net Investment Income                                                         .11              .03
    Net Gains or Losses on Securities (both realized and unrealized)             3.43             (.26)
                                                                        --------------------------------
      Total From Investment Operations                                           3.54             (.23)
                                                                        --------------------------------
Less Distributions
    Dividends (from net investment income)                                       (.01)              --
    Distributions (from capital gains)                                           (.07)              --
                                                                        --------------------------------
      Total Distributions                                                        (.08)              --
                                                                        --------------------------------
Net Asset Value, End of Year                                                  $ 13.23          $  9.77
                                                                        --------------------------------
Total Return+                                                                  +36.47%           -2.30%(4)
                                                                        --------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                     $ 207.5          $   9.4
                                                                        --------------------------------
    Ratio of Expenses to Average Net Assets                                      1.09%            1.75%(5)
                                                                        --------------------------------
    Ratio of Net Investment Income to Average Net Assets                          .97%             .45%(5)
                                                                        --------------------------------
    Portfolio Turnover Rate(6)                                                     76%              90%
                                                                        --------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Partners Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.
4)Not annualized.
5)Annualized.
6)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995 are included elsewhere in AMT Partners Investments' Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Partners Portfolio

   We have audited the accompanying statement of assets and liabilities of the Partners Portfolio, one of the series comprising Neuberger&Berman Advisers
Management Trust as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets, and financial highlights for the year then ended and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Partners Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended, and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------
          AMT Partners Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
           COMMON STOCKS (95.2%)
AEROSPACE (1.1%)
   20,000  Lockheed Martin                 $  1,580,000
                                           ------------
AUTO/TRUCK REPLACEMENT PARTS (1.0%)
   30,000  Goodyear Tire & Rubber             1,361,250
                                           ------------
AUTOMOTIVE (0.9%)
   45,000  Ford Motor                         1,305,000
                                           ------------
BANKING & FINANCIAL SERVICES (11.1%)
   40,000  American Express                   1,655,000
   28,000  Bank of New York                   1,365,000
   60,000  Capital One Financial              1,432,500
   45,000  CITICORP                           3,026,250
   83,200  Countrywide Credit Industries      1,809,600
   90,000  CWM Mortgage Holdings              1,530,000
   15,000  First Interstate Bancorp           2,047,500
   35,000  First USA                          1,553,125
   30,000  State Street Boston                1,350,000
                                           ------------
                                             15,768,975
                                           ------------
BUILDING, CONSTRUCTION & REFURNISHING (0.6%)
   26,600  USG Corp.                            798,000(2)
                                           ------------
CHEMICALS (5.1%)
   35,000  duPont                             2,445,625
    9,500  Monsanto Co.                       1,163,750
   61,900  W.R. Grace                         3,659,837
                                           ------------
                                              7,269,212
                                           ------------
DIVERSIFIED (0.5%)
    2,000  Mannesmann AG ADR                    638,171
                                           ------------
ELECTRONICS (3.2%)
   40,000  Loral Corp.                        1,415,000
   35,000  Perkin-Elmer                       1,321,250
   25,000  Sundstrand Corp.                   1,759,375
                                           ------------
                                              4,495,625
                                           ------------

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
ENTERTAINMENT (4.4%)
   25,000  Cablevision Systems             $  1,356,250(2)
   22,000  Mirage Resorts                       759,000(2)
   47,000  Royal Caribbean Cruises            1,034,000
   75,000  Station Casinos                    1,096,875(2)
   55,000  Time Warner                        2,083,125
                                           ------------
                                              6,329,250
                                           ------------
FOOD & DRUG STORES (3.4%)
   94,200  Revco D.S.                         2,661,150(2)
   22,500  Warner-Lambert                     2,185,312
                                           ------------
                                              4,846,462
                                           ------------
FOOD & TOBACCO (5.4%)
   30,000  American Brands                    1,338,750
   62,500  Interstate Bakeries                1,398,438
   60,000  RJR Nabisco Holdings               1,852,500
   70,000  Tyson Foods                        1,828,750
   40,000  UST Inc.                           1,335,000
                                           ------------
                                              7,753,438
                                           ------------
FOOD PRODUCTS (0.9%)
   25,000  IBP, Inc.                          1,262,500
                                           ------------
HEALTH CARE (8.0%)
   47,500  Columbia/HCA Healthcare            2,410,625
   80,000  Humana Inc.                        2,190,000(2)
   70,000  OrNda Healthcorp                   1,627,500(2)
   35,200  Pharmacia & Upjohn                 1,364,000
   51,000  Value Health                       1,402,500(2)
   74,100  Wellpoint Health Networks          2,380,463(2)
                                           ------------
                                             11,375,088
                                           ------------
INDUSTRIAL GOODS & SERVICES (6.1%)
   23,000  AK Steel Holding                     787,750
   40,000  Crown Cork & Seal                  1,670,000(2)
   20,000  Eaton Corp.                        1,072,500

Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Partners Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   60,000  LTV Corp.                       $    825,000(2)
  100,000  Owens-Illinois                     1,450,000(2)
   80,000  Westinghouse Electric              1,320,000
   38,300  XTRA Corp.                         1,627,750
                                           ------------
                                              8,753,000
                                           ------------
INSURANCE (7.5%)
   22,000  ACE Ltd.                             874,500
   15,000  CIGNA Corp.                        1,548,750
   75,000  Equitable Cos.                     1,800,000
   41,000  EXEL Ltd.                          2,501,000
   25,000  Mid Ocean Ltd.                       928,125
   35,000  Orion Capital                      1,518,125
   30,000  Progressive Corp.                  1,466,250
                                           ------------
                                             10,636,750
                                           ------------
MEDIA (4.7%)
  110,000  American Media                       467,500
  140,000  Comcast Corp. Class A Special      2,546,250
   15,000  Gannett Co.                          920,625
   55,000  Infinity Broadcasting              2,048,750(2)
   52,900  United International Holdings        780,275(2)
                                           ------------
                                              6,763,400
                                           ------------
MINING (0.4%)
   15,000  Freeport-McMoRan                     555,000
                                           ------------
OIL & GAS (3.5%)
   47,500  Apache Corp.                       1,401,250
   30,000  Louisiana Land & Exploration       1,286,250
   20,000  Tejas Gas                          1,057,500(2)
   45,000  Unocal Corp.                       1,310,625
                                           ------------
                                              5,055,625
                                           ------------
PAPER & FOREST PRODUCTS (5.3%)
   35,000  Bowater Inc.                       1,242,500
   30,000  Consolidated Papers                1,683,750
 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   30,000  Fort Howard                     $    675,000(2)
   20,000  Georgia-Pacific                    1,372,500
   31,200  Kimberly-Clark                     2,581,800
                                           ------------
                                              7,555,550
                                           ------------
RAILROADS (1.7%)
  160,000  Canadian National Railway          2,400,000(2)
                                           ------------
REAL ESTATE/REIT (5.5%)
   35,000  Beacon Properties                    805,000
   35,500  Crescent Real Estate Equities      1,211,438
   30,000  Hospitality Properties Trust         802,500
  125,000  Host Marriott                      1,656,250(2)
   67,000  Risk Capital Holdings              1,566,125(2)
   23,000  Simon Property Group                 560,625
   25,000  Starwood Lodging Trust               743,750
   15,000  Vornado Realty Trust                 562,500
                                           ------------
                                              7,908,188
                                           ------------
RESTAURANTS (0.4%)
   50,000  Darden Restaurants                   593,750
                                           ------------
RETAILING & APPAREL (5.1%)
   50,000  Ann Taylor Stores                    512,500(2)
   50,000  Harcourt General                   2,093,750
   40,000  Neiman-Marcus Group                  940,000
  142,100  Price/Costco                       2,167,025(2)
   65,000  Stop & Shop                        1,503,125(2)
                                           ------------
                                              7,216,400
                                           ------------
TECHNOLOGY (8.2%)
   27,000  Compaq Computer                    1,296,000(2)
   35,000  Micron Technology                  1,386,875
   83,300  National Semiconductor             1,853,425(2)
   51,800  Texas Instruments                  2,680,650
   10,000  Varian Associates                    477,500

Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Partners Investments

 Number                                       Market
of Shares                                    Value(1)
---------                                  ------------
   50,000  Vodafone Group ADR              $  1,762,500
  125,000  Western Digital                    2,234,375(2)
                                           ------------
                                             11,691,325
                                           ------------
TRANSPORTATION (1.2%)
   58,300  Harley-Davidson                    1,676,125
                                           ------------
           TOTAL COMMON STOCKS
           (COST $129,668,710)              135,588,084
                                           ------------

Principal                                     Market
 Amount                                      Value(1)
---------                                  ------------
           U.S. TREASURY SECURITIES
           (5.6%)
$8,100,000 U.S. Treasury Bills, 4.965%,
           due 5/30/96  (COST $7,932,431)  $  7,929,576
                                           ------------
           TOTAL INVESTMENTS (100.8%)
           (COST $137,601,141)              143,517,660(3)
           Liabilities, less cash,
           receivables and other assets
           [(0.8%)]                          (1,114,590)
                                           ------------
           TOTAL NET ASSETS (100.0%)       $142,403,070
                                           ------------

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Partners Investments
1)Investment securities of the Series are valued at the last sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Short-term debt securities with less than sixty days until maturity at the time of purchase are valued at cost which, when combined with interest earned, approximates market value.
2)Non-income producing security.
3)At December 31, 1995, the cost of investments for Federal income tax purposes was $137,679,245. Gross unrealized appreciation of investments was $10,229,995 and gross unrealized depreciation of investments was $4,391,580, resulting in net unrealized appreciation of $5,838,415, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                               December 31,
                                                                   1995
                                                              --------------
ASSETS
      Investments in securities, at market value* (Note
       A) -- see Schedule of Investments                      $ 143,517,660
      Cash                                                           13,945
      Receivable for securities sold                              1,251,713
      Dividends receivable                                          152,996
      Deferred organization costs (Note A)                           22,817
      Prepaid expenses                                                1,175
                                                              --------------
                                                                144,960,306
                                                              --------------
LIABILITIES
      Payable for securities purchased                            2,467,217
      Payable to investment manager (Note B)                         62,515
      Accrued expenses                                               23,695
      Accrued organization costs (Note A)                             3,809
                                                              --------------
                                                                  2,557,236
                                                              --------------
NET ASSETS Applicable to Investors' Beneficial Interests      $ 142,403,070
                                                              --------------
NET ASSETS consist of:
      Paid-in capital                                         $ 136,486,551
      Net unrealized appreciation in value of investments         5,916,519
                                                              --------------
NET ASSETS                                                    $ 142,403,070
                                                              --------------
*Cost of investments                                          $ 137,601,141
                                                              --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                  For the
                                                                Period from
                                                                May 1, 1995
                                                               (Commencement
                                                               of Operations)
                                                              to December 31,
                                                                    1995
                                                              ----------------
INVESTMENT INCOME
    Income:
      Dividend income                                         $       841,806
      Interest income                                                 304,406
      Foreign taxes withheld (Note A)                                  (4,153)
                                                              ----------------
        Total income                                                1,142,059
                                                              ----------------
    Expenses:
      Investment management fee (Note B)                              312,581
      Custodian fees                                                   48,100
      Auditing fees                                                     8,202
      Accounting fees                                                   6,667
      Amortization of deferred organization and initial
       offering expenses (Note A)                                       3,531
      Trustees' fees and expenses                                       1,561
      Legal fees                                                        1,129
      Insurance expense                                                   614
      Miscellaneous                                                        47
                                                              ----------------
        Total expenses                                                382,432
                                                              ----------------
        Net investment income                                         759,627
                                                              ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments sold                           8,299,593
    Net unrealized appreciation of investments                      5,075,724
                                                              ----------------
        Net gain on investments                                    13,375,317
                                                              ----------------
        Net increase in net assets resulting from operations  $    14,134,944
                                                              ----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments


                                                                Period from
                                                                May 1, 1995
                                                               (Commencement
                                                               of Operations)
                                                              to December 31,
                                                                    1995
                                                              ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                                     $       759,627
    Net realized gain on investments sold                           8,299,593
    Net unrealized appreciation of investments                      5,075,724
                                                              ----------------
    Net increase in net assets resulting from operations           14,134,944
                                                              ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                     110,846,764
    Reductions                                                    (14,612,936)
                                                              ----------------
    Net increase in net assets resulting from transactions
     in investors' beneficial interests                            96,233,828
                                                              ----------------
NET INCREASE IN NET ASSETS                                        110,368,772
NET ASSETS:
    Initial contribution                                           32,034,298
                                                              ----------------
    End of period                                             $   142,403,070
                                                              ----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Partners Investments (the "Series") is a separate series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust (the "Trust") invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Securities are valued as indicated in the notes following the Series' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including accretion of discount on short-term investments (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $22,817. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("Management"), the investment manager of the Series.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Management as its investment manager under a Management Agreement ("Agreement") dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million,
 .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The
New    York   Stock    Exchange   and    the   sub-adviser    to   the   Series.

Advisers Managers Trust                                        December 31, 1995
--------------------------------------------------------------------------------
          AMT Partners Investments
Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement included in its custodian contract. The impact of this arrangement on the Series' custodian expense, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, there were purchase and sale transactions (excluding short-term securities) of $174,649,155 and $77,960,531, respectively.
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, brokerage commissions on securities transactions amounted to $390,810, of which Neuberger received $243,164, and other brokers received $147,646.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      Period from
                                                      May 1, 1995
                                                     (Commencement
                                                     of Operations)
                                                    to December 31,
                                                          1995
                                                    ----------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                    .67%(1)
                                                    ----------------
    Net Investment Income                                      1.34%(1)
                                                    ----------------
Portfolio Turnover Rate                                          98%
                                                    ----------------
Average Commission Rate Paid                                $0.0594
                                                    ----------------
Net Assets, End of Period (in millions)                      $142.4
                                                    ----------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Partners Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AMT Partners Investments, one of the series comprising Advisers Managers Trust as of December 31, 1995, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMT Partners Investments of Advisers Managers Trust at December 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

24